Use of Judgments and Estimates	6 Months Ended
Jun. 30, 2025
Use of Judgments and Estimates [Abstract]
Use Of Judgments And Estimates
3.
Use of Judgments and Estimates

The preparation of these interim condensed consolidated financial statements requires, as established by IAS 34, the Board of Directors of the Group to make certain estimates and judgments that do not differ significantly from those considered in the preparation of the 2024 Consolidated Financial Statements set out in Note 3 thereto.

During the six months ended June 30, 2025, no significant changes have occurred in the assumptions linked to the judgments and estimates disclosed in the 2024 Consolidated Financial Statements.

During the six months ended June 30, 2025, no impairment indicators were identified that would lead to a decrease in value of non-current assets (including goodwill) as compared to what was reported in the 2024 Consolidated Financial Statements.

Critical judgement and estimates

A summary of the critical aspects that have also involved a greater degree of judgement or complexity, or those in which the assumptions and estimates have an influence on the preparation of these financial statements, is given below.

Key assumptions concerning the future and other relevant data on the estimation of uncertainty at the reporting date, which entail a considerable risk of significant changes in the value of the assets and liabilities in the coming year, are as follows:

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Going concern: Disclosures related to the going concern have been included in Note 2.

Additionally, there have been no changes in the judgement and estimates related to share based payments, the impairment of non-current assets (including goodwill), the capitalization of development cost by determination of the useful life of intangible assets, the accounting of warrants or the recognition of the income tax as disclosed in the 2024 Consolidated Financial Statements.